W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

November 14, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFS Trust (File Nos. 333-198170 and 811-22986)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, ETFS Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 5”). The purpose of PEA No. 5 is to introduce the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture ETF, ETFS Bloomberg Energy ETF, ETFS Bloomberg Energy Longer Dated ETF and ETFS Commodity Long Short ETF as new series of the Trust.

Please feel free to contact me at 202.373.6070 with any questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire